Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ (39,280)	$ (2,478)
Provision adjustment for accounts receivable		(36,972)
Exchange difference	904	170
Ending balance	$ (38,376)	$ (39,280)